TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES

Loss before provision for income taxes consisted of:

	For the Years Ended June 30,
	2026	2025	2024
Outside China	$(2,381,972)	$(445,386)	$(120,000)
China	(1,430,902)	(596,442)	(1,441,607)
Loss before provision for income taxes	$(3,812,874)	$(1,041,828)	$(1,561,607)

SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE

Income tax expense (benefit) consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current
China	$-	$173,203	$1,834
Deferred
China	7,765	(199,452)	(189,554)
Income tax expense (benefit)	$7,765	$(26,249)	$(187,720)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2026		2025		2024
Income tax at expected tax rates	$(953,218)	25.0%	$(260,457)	25.0%	$(390,402)	25.0%
Utilization of prior year tax losses (1)	(113,803)	3.0%	-	-	-	-
Non-deductible expenses	(19,822)	0.5%	107,319	(10.3)%	107,487	(6.9)%
Effect of PRC preferential tax rate (2)	220,010	(5.8)%	(95,283)	9.2%	15,401	(1.0)%
Non-PRC entities not subject to PRC tax	595,493	(15.6)%	111,347	(10.7)%	30,000	(1.9)%
Allowance for DTA (3)	262,161	(6.9)%	98,713	(9.5)%	28,809	(1.8)%
Other	16,944	(0.4)%	12,112	(1.2)%	20,985	(1.3)%
Income tax expense and effective income tax rate	$7,765	(0.2)%	$(26,249)	2.5%	$(187,720)	12.1%

(1)	For the year ended June 30, 2026, net income generated by Wuxi Li Bang was utilized to offset its accumulated losses from prior years.

(2)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%. Effective tax rate decreased by 5.8%, increased by 9.2% and decreased by 1.0% for the years ended June 30, 2026, 2025 and 2024, respectively.

For the years ended June 30, 2026 and 2024, Li Bang Kitchen Appliance incurred losses, the preferential tax rate reduced the overall effective tax rate of the Company.

For the years ended June 30, 2025, net income generated by Li Bang Kitchen Appliance was offset by the losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

(3)	The Company incurred net loss for the years ended June 30, 2026, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2026, 2025 and 2024.

SCHEDULE OF DEFERRED TAX ASSETS	Components of deferred tax assets and liabilities were as follows:
	As of June 30,
	2026	2025
Allowance for expected credit losses	$717,407	$690,158

SCHEDULE OF TAXES PAYABLE

Taxes payable consisted of the following:

	As of June 30,
	2026	2025
VAT	$676,818	$938,643
Income taxes	2,335,197	2,238,075
Dividend withholding	92,627	88,128
Other	2,741	3,570
Total	$3,107,383	$3,268,416